Document And Entity Information	Mar. 30, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Mar. 30, 2023
Entity Registrant Name	Thorne HealthTech, Inc.
Entity Central Index Key	0001844280
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity File Number	001-40826
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	27-2877253
Entity Address, Address Line One	152 W. 57th Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	929
Local Phone Number	251-6321
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	THRN
Security Exchange Name	NASDAQ
Amendment Description	This Current Report on Form 8-K/A (“Amendment”) is being filed as an amendment to the Current Report on Form 8-K filed by Thorne HealthTech, Inc. (the “Company”) on March 30, 2023 (the “Original 8-K”). The Original 8-K was filed with the Securities and Exchange Commission to report the results of the Company’s operations for the quarter and year ended December 31, 2022, which were announced in a press release issued on March 30, 2023 and attached to the Original 8-K as Exhibit 99.1. The purpose of this Amendment is to correct numeric disclosures in the press release as set forth below. The Original Form 8-K otherwise remains unchanged.